Employee Benefits - Summary of Defined Benefit Obligation (DBO) and Plan Assets for Pension and Other Benefit Obligation Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ (154,847,297)	$ (140,696,974)	$ (108,118,868)	$ (107,944,581)
Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	154,578,357	140,483,909
Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	128,343,821	115,691,830
Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	14,924,874	13,228,592
Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,818,789	7,024,944
Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,490,873	4,538,543
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(343,003,240)	(342,569,774)	(306,702,447)	(329,113,625)
Defined benefit obligation [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	342,734,300	342,356,709
Defined benefit obligation [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	278,434,302	280,602,176
Defined benefit obligation [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	40,240,193	35,803,893
Defined benefit obligation [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	18,568,932	21,412,097
Defined benefit obligation [member] | Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,490,873	4,538,543
Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	191,549,583	206,300,821	203,671,122	227,688,604
Plan assets [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(191,549,583)	(206,300,821)
Plan assets [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(150,090,481)	(164,910,346)
Plan assets [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(25,315,319)	(22,575,301)
Plan assets [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(16,143,783)	(18,815,174)
Effect of asset celling [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(3,393,640)	(4,428,021)	$ (5,087,543)	$ (6,519,560)
Effect of asset celling [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	3,393,640	4,428,021
Effect of asset celling [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ 3,393,640	$ 4,428,021